Consolidated Balance Sheets (Parenthetical) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Cumulative Preference Shares, nominal value	€ 0.09		€ 0.02
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000		3,150,005,000
Cumulative Preference Shares, issued (actual number of shares)
Cumulative Preference Shares, outstanding (actual number of shares)
Ordinary Shares, nominal value	€ 0.09		€ 0.09
Ordinary Shares, authorized (actual number of shares)	700,000,000		700,000,000
Ordinary Shares, issued (actual number of shares)	413,669,257		436,592,972
Ordinary Shares, outstanding (actual number of shares)	413,669,257		436,592,972
Current portion of long-term debt	€ 2,587	[1]	€ 1,429	[1]

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).